Non-Current Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Components of Other Non-Current Assets and Disposal Groups Held for Sale

in € m.	Dec 31, 2025	Dec 31, 2024
Premises and equipment	2	—
Other assets	33	31
Total assets classified as held for sale	35	31

Total liabilities classified as held for sale	—	—